Finance Income and Expense - Additional Information (Detail) - EUR (€)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Income Expense [Line Items]
Carrying amount of the old loans that has been derecognised amount	€ 32,310,342	€ 32,310,342		€ 32,310,342
Fair value of the new loans granted	28,664,736	28,664,736		28,664,736	€ 6,100,000
Fair value movement on employee loans including fair value charge impact amount				3,645,606
Net foreign exchange gain (loss)		€ 7,221,000	€ (4,650,000)	€ 2,571,000	€ (578,000)	€ (501,000)	€ 18,000
Increase decrease in fair value of loan due to reasonably possible increase in unobservable input	€ 1,404,869
Borrowings, maturity				Q4 2021
RSP Loans [Member]
Disclosure Of Finance Income Expense [Line Items]
Loan repaid				€ 1,485,000
RSP Loans 2030 [Member]
Disclosure Of Finance Income Expense [Line Items]
Increase decrease in fair value of loan due to reasonably possible increase in unobservable input				€ 1,404,869
Borrowings, maturity				2030